Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)
January 31, 2026

Number of Shares		Value
Common Stocks 87.9%
Apartments 7.1%
40,249	AvalonBay Communities, Inc.	$7,151,040 (a)
7,330	Essex Property Trust, Inc.	1,846,207 (a)
178,130	GO Residential Real Estate Investment Trust	1,911,335 (b)
97,400	UDR, Inc.	3,618,410 (a)
14,526,992
Data Centers 6.7%
35,127	Digital Realty Trust, Inc.	5,829,326 (a)
9,578	Equinix, Inc.	7,862,867 (a)
13,692,193
Free Standing 4.2%
39,053	Agree Realty Corp.	2,820,798 (a)
111,061	Essential Properties Realty Trust, Inc.	3,371,812 (a)
38,505	Realty Income Corp.	2,354,966 (a)
8,547,576
Gaming 1.7%
77,418	Gaming & Leisure Properties, Inc.	3,464,456 (a)
Health Care 14.9%
62,603	Alexandria Real Estate Equities, Inc.	3,420,628 (a)
70,566	American Healthcare REIT, Inc.	3,310,251 (a)
96,330	Omega Healthcare Investors, Inc.	4,226,960 (a)
102,582	Ventas, Inc.	7,967,544 (a)
60,175	Welltower, Inc.	11,334,563 (a)
30,259,946
Industrial 7.4%
10,348	EastGroup Properties, Inc.	1,879,611 (a)
100,649	Prologis, Inc.	13,140,733 (a)
15,020,344
Manufactured Homes 3.2%
57,619	Equity LifeStyle Properties, Inc.	3,639,792 (a)
22,323	Sun Communities, Inc.	2,844,620 (a)
6,484,412
Mortgage Commercial Financing 5.2%
291,370	Blackstone Mortgage Trust, Inc. Class A	5,608,873 (a)
280,498	Starwood Property Trust, Inc.	5,029,329 (a)
10,638,202
Mortgage Home Financing 6.5%
624,043	AGNC Investment Corp.	7,114,090 (a)
267,839	Annaly Capital Management, Inc.	6,162,976 (a)
13,277,066
Office 2.7%
104,319	Cousins Properties, Inc.	2,633,012 (a)
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Office – cont'd
61,641	SL Green Realty Corp.	$2,760,284 (a)
		5,393,296
Regional Malls 4.4%
116,851	Macerich Co.	2,211,989 (a)
34,684	Simon Property Group, Inc.	6,635,396 (a)
		8,847,385
Self Storage 4.9%
28,511	Extra Space Storage, Inc.	3,933,663 (a)
21,965	Public Storage	6,066,513 (a)
		10,000,176
Shopping Centers 4.9%
152,498	InvenTrust Properties Corp.	4,481,916 (a)
261,662	Kimco Realty Corp.	5,515,835 (a)
		9,997,751
Single Family Homes 2.6%
197,918	Invitation Homes, Inc.	5,290,348 (a)
Specialty 2.2%
49,265	Iron Mountain, Inc.	4,538,784 (a)
Telecommunications 9.3%
71,019	American Tower Corp.	12,732,287 (a)
17,168	Crown Castle, Inc.	1,490,354 (a)
25,011	SBA Communications Corp.	4,604,775 (a)
		18,827,416

Total Common Stocks (Cost $179,286,275)		178,806,343
Preferred Stocks(c) 45.2%
Data Centers 1.6%
155,449	Digital Realty Trust, Inc., Series L, 5.20%	3,225,567 (a)
Diversified 2.5%
93,000	Armada Hoffler Properties, Inc., Series A, 6.75%	2,014,380
86,155	Gladstone Commercial Corp., Series G, 6.00%	1,744,638
34,807	Global Net Lease, Inc., Series A, 7.25%	814,832
10,548	Global Net Lease, Inc., Series B, 6.88%	241,022
15,000	Global Net Lease, Inc., Series D, 7.50%	370,350
		5,185,222
Free Standing 3.1%
204,350	Agree Realty Corp., Series A, 4.25%	3,518,907 (a)
111,000	Alpine Income Property Trust, Inc., Series A, 8.00%	2,774,989
		6,293,896
Health Care 1.4%
111,000	Global Medical REIT, Inc., Series B, 8.00%	2,791,650
Industrial 0.4%
33,161	Rexford Industrial Realty, Inc., Series B, 5.88%	748,112 (a)
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Lodging/Resorts 7.0%
109,628	Ashford Hospitality Trust, Inc., Series G, 7.38%	$1,256,337
234,232	Chatham Lodging Trust, Series A, 6.63%	4,801,756
21,000	Pebblebrook Hotel Trust, Series E, 6.38%	420,420
42,947	Pebblebrook Hotel Trust, Series F, 6.30%	880,414
68,179	Pebblebrook Hotel Trust, Series G, 6.38%	1,363,580
95,420	Summit Hotel Properties, Inc., Series E, 6.25%	1,826,339
76,990	Summit Hotel Properties, Inc., Series F, 5.88%	1,408,147
85,527	Sunstone Hotel Investors, Inc., Series H, 6.13%	1,753,303
32,400	Sunstone Hotel Investors, Inc., Series I, 5.70%	625,482
		14,335,778
Manufactured Homes 1.3%
116,024	UMH Properties, Inc., Series D, 6.38%	2,607,059
Mortgage Commercial Financing 0.3%
30,000	KKR Real Estate Finance Trust, Inc., Series A, 6.50%	559,500
Office 8.2%
6,000	Highwoods Properties, Inc., Series A, 8.63%	6,264,513 (a)
158,837	Hudson Pacific Properties, Inc., Series C, 4.75%	2,485,799
94,188	SL Green Realty Corp., Series I, 6.50%	2,093,799 (a)
80,100	Vornado Realty Trust, Series L, 5.40%	1,465,029 (a)
81,300	Vornado Realty Trust, Series M, 5.25%	1,434,945 (a)
137,150	Vornado Realty Trust, Series N, 5.25%	2,428,927 (a)
34,143	Vornado Realty Trust, Series O, 4.45%	512,145 (a)
		16,685,157
Real Estate Management & Development 0.3%
50,000	Brookfield Property Partners LP, Series A, 5.75%	694,000 (a)
Self Storage 6.0%
62,100	National Storage Affiliates Trust, Series A, 6.00%	1,304,721 (a)
31,050	Public Storage, Series H, 5.60%	731,538 (a)
44,000	Public Storage, Series I, 4.88%	873,840 (a)
43,176	Public Storage, Series J, 4.70%	823,366 (a)
72,626	Public Storage, Series K, 4.75%	1,414,028 (a)
87,880	Public Storage, Series L, 4.63%	1,677,629
31,700	Public Storage, Series M, 4.13%	533,825 (a)
108,790	Public Storage, Series P, 4.00%	1,764,574 (a)
19,775	Public Storage, Series Q, 3.95%	315,906 (a)
15,175	Public Storage, Series R, 4.00%	246,290 (a)
157,200	Public Storage, Series S, 4.10%	2,609,520 (a)
		12,295,237
Shopping Centers 5.7%
2,429	Cedar Realty Trust, Inc., Series C, 6.50%	42,993
41,541	CTO Realty Growth, Inc., Series A, 6.38%	843,287
59,100	Federal Realty Investment Trust, Series C, 5.00%	1,181,409 (a)
72,058	Kimco Realty Corp., Series L, 5.13%	1,454,130 (a)
79,825	Kimco Realty Corp., Series M, 5.25%	1,647,588 (a)
106,930	Regency Centers Corp., Series A, 6.25%	2,497,885 (a)
120,280	Regency Centers Corp., Series B, 5.88%	2,707,503 (a)
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Shopping Centers – cont'd
50,674	Saul Centers, Inc., Series E, 6.00%	$1,133,071
		11,507,866
Single Family Homes 2.7%
145,643	American Homes 4 Rent, Series G, 5.88%	3,333,040 (a)
91,065	American Homes 4 Rent, Series H, 6.25%	2,184,458 (a)
		5,517,498
Specialty 0.3%
31,908	EPR Properties, Series G, 5.75%	658,262 (a)
Telecommunications 4.4%
276,666	DigitalBridge Group, Inc., Series I, 7.15%	5,392,220 (a)
185,800	DigitalBridge Group, Inc., Series J, 7.13%	3,584,082 (a)
		8,976,302
Total Preferred Stocks (Cost $106,113,638)		92,081,106
Number of Units
Master Limited Partnerships and Limited Partnerships 0.7%
Real Estate Management & Development 0.7%
90,388	Brookfield Property Preferred LP, 6.25% (Cost $2,259,939)	1,429,034 (a)
Number of Shares

Short-Term Investments 0.5%
Investment Companies 0.5%
1,091,471	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.65%(d) (Cost $1,091,471)	1,091,471
Total Investments 134.3% (Cost $288,751,323)		273,407,954
Liabilities Less Other Assets (34.3)%		(69,874,936)
Net Assets Applicable to Common Stockholders 100.0%		$203,533,018

(a)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2026 amounted to $1,911,335, which represents 0.9% of net assets applicable to common stockholders of the Fund.

(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)	Represents 7-day effective yield as of January 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Securities Income Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$178,806,343	$—	$—	$178,806,343
Preferred Stocks
Office	10,420,644	6,264,513	—	16,685,157
Other Preferred Stocks#	75,395,949	—	—	75,395,949
Total Preferred Stocks	85,816,593	6,264,513	—	92,081,106
Master Limited Partnerships and Limited Partnerships#	1,429,034	—	—	1,429,034
Short-Term Investments	—	1,091,471	—	1,091,471
Total Investments	$266,051,970	$7,355,984	$—	$273,407,954

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2026
Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement” ("ASC 820"), all investments held by Neuberger Real Estate Securities Income Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, master limited partnerships and limited partnerships, and certain preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations. The value of certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited)  (cont’d)
the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Real Estate Securities Income Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.